Fees Summary	Jul. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,476,000
Previously Paid Amount	0.00
Total Fee Amount	4,665.88
Total Offset Amount	0.00
Net Fee	4,665.88
Narrative - Max Aggregate Offering Price	$ 30,476,000
Final Prospectus	true